Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024
Assets
Cash and due from banks	[1]	$ 71,200	$ 56,723
Interest-bearing deposits with banks		47,924	66,020
Securities
Trading		189,416	183,300
Investment, net of applicable allowance (Note 4)		298,609	256,618
Securities		488,025	439,918
Assets purchased under reverse repurchase agreements and securities borrowed		280,451	350,803
Loans (Note 5)
Retail		633,400	626,978
Wholesale		379,250	360,439
Loans		1,012,650	987,417
Allowance for loan losses (Note 5)		(6,600)	(6,037)
Loans, net		1,006,050	981,380
Other
Customers' liability under acceptances		74	35
Derivatives		153,686	150,612
Premises and equipment		6,878	6,852
Goodwill		19,578	19,286
Other intangibles		7,712	7,798
Other assets		109,448	92,155
Total other assets		297,376	276,738
Total assets		2,191,026	2,171,582
Deposits (Note 6)
Personal		535,614	522,139
Business and government		871,259	839,670
Bank		35,067	47,722
Total deposits		1,441,940	1,409,531
Other
Acceptances		74	35
Obligations related to securities sold short		45,460	35,286
Obligations related to assets sold under repurchase agreements and securities loaned		274,592	305,321
Derivatives		161,590	163,763
Insurance contract liabilities		23,477	22,231
Other liabilities		96,960	94,677
Total other liabilities		602,153	621,313
Subordinated debentures (Note 10)		13,670	13,546
Total liabilities		2,057,763	2,044,390
Equity attributable to shareholders
Retained earnings		90,754	88,608
Other components of equity		11,086	8,498
Total equity attributable to shareholders		133,167	127,089
Non-controlling interests		96	103
Total equity		133,263	127,192
Total liabilities and equity		2,191,026	2,171,582
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 10)		10,404	9,031
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 10)		$ 20,923	$ 20,952

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $2 billion as at January 31, 2025 (October 31, 2024 – $2 billion; January 31, 2024 – $3 billion; October 31, 2023 – $3 billion).